Share Capital and Other Reserves (Tables)	6 Months Ended
Jun. 30, 2026
Share Capital and Other Reserves [Abstract]
Schedule of Fair Value of the Warrant

During the six months ended June 30, 2026 and 2025, the assumptions used in determining the fair values of the warrant issues to Revere were as follows:

	June 30,	June 30,
	2026	2025
Expected term in years	1.58 years	2.6 years
Risk free interest rate	4.14%	3.68%
Annual expected volatility	181.4%	137.0%
Dividend yield	0.00%	0.00%

Schedule of Warrants

The following table presents a roll-forward of the Company’s warrants from January 1, 2026 to June 30, 2026:

	Boustead Series A Warrants	2025 Private Placements - Class B Warrants	PIPE Common Class B Warrants	PIPE Pre-Funded Class B Warrants
Warrants outstanding, January 1, 2026	7,070	1,070	6,666,647	516,115
Exercise of warrants	-	-	-	(516,115)
Adjustments	(7,070)	-	-	-
Warrants outstanding, June 30, 2026	-	1,070	6,666,647	-

	Strategic Advisors Pre-Funded Class B Warrants	Strategic Advisors Class B Common Warrants 1
Warrants outstanding, January 1, 2026	333,331	166,663
Exercise of warrants	-	-
Adjustments	-	-
Warrants outstanding, June 30, 2026	333,331	166,663

Schedule of Activity Related to the Warrants

Activity related to the warrants are as follows:

	Series A Shares	Class B Shares
Outstanding, December 31, 2025	7,070	7,684,876
Adjustments during the period	(7,070)	-
Exercised during the period	-	(516,115)
Outstanding, June 30, 2026	-	7,168,761